INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes and Non-controlling Interest
U.S. and foreign earnings before income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
U.S.	$109,457	$168,661	$173,790
Foreign	131,759	30,044	68,426
Total	$241,216	$198,705	$242,216

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes are as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Current income tax provision:
Federal	$44,782	$73,604	$59,763
State	4,427	7,193	6,155
Foreign	23,964	5,672	13,557
Current income tax provision	73,173	86,469	79,475
Deferred income tax (benefit) provision:
Federal	(2,119)	(14,173)	(1,076)
State	(280)	(1,090)	283
Foreign	(7,899)	(5,664)	(1,557)
Deferred income tax benefit	(10,298)	(20,927)	(2,350)
Income tax provision	$62,875	$65,542	$77,125

Schedule of Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below. The valuation allowance is primarily related to deferred tax assets for net operating losses.

	December 31,
	2016	2015
	(In thousands)
Deferred tax assets:
Accrued expenses	$7,428	$5,830
Net operating loss carryforwards	24,907	23,915
Stock-based compensation	27,476	24,966
Other	8,242	8,423
Total deferred tax assets	68,053	63,134
Less valuation allowance	(23,411)	(22,945)
Net deferred tax assets	44,642	40,189
Deferred tax liabilities:
Intangible and other assets	(61,980)	(68,393)
Other	(2,715)	(2,853)
Total deferred tax liabilities	(64,695)	(71,246)
Net deferred tax liabilities	$(20,053)	$(31,057)

Schedule of Income Tax Rate Reconciliation
A reconciliation of the income tax provision to the amounts computed by applying the statutory federal income tax rate to earnings before income taxes is shown as follows:

	Years Ended December 31,
	2016	2015	2014
	(In thousands)
Income tax provision at the federal statutory rate of 35%	$84,425	$69,547	$84,775
Change in tax reserves, net	(1,049)	(595)	(283)
State income taxes, net of effect of federal tax benefit	2,804	3,946	4,185
Foreign income taxed at a different statutory rate	(13,761)	(2,698)	(975)
Foreign rate change	(4,454)	—	—
Non-taxable contingent consideration fair value adjustments	(3,193)	(3,898)	(4,439)
Non-taxable foreign currency exchange gains	(6,837)	(3,776)	(4,107)
Other, net	4,940	3,016	(2,031)
Income tax provision	$62,875	$65,542	$77,125

Schedule of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	December 31,
	2016	2015	2014
	(In thousands)
Balance at January 1	$24,908	$10,935	$11,215
Additions based on tax positions related to the current year	1,706	2,903	201
Additions for tax positions of prior years	1,414	12,846	490
Reductions for tax positions of prior years	(783)	(902)	(60)
Settlements	(258)	—	—
Expiration of applicable statute of limitations	(1,074)	(874)	(911)
Balance at December 31	$25,913	$24,908	$10,935